GENERAL	6 Months Ended
Jun. 30, 2015
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Compugen Ltd. (the "Company") is a leading drug discovery company focused on monoclonal antibodies and therapeutic proteins to address important unmet needs in the fields of oncology and immunology. The Company utilizes  a broad and continuously growing integrated  infrastructure of proprietary scientific understandings and predictive platforms, algorithms, machine learning systems and other computational biology capabilities for the in silico (by computer) prediction and selection of novel drug candidates, which are then advanced in its Pipeline Program. Beginning in late 2010, the Company established the Pipeline Program, consisting of targets and product candidates for applications in oncology and immunology, based largely on novel immune checkpoint regulator candidates discovered by the Company. The Company's business model includes entering into collaborations covering the further development and commercialization of product candidates at various stages from its Pipeline Program and various forms of research and discovery agreements, in both cases providing the Company with potential milestone payments, royalties and other forms of revenue sharing payments.

The Company's headquarters are located in Israel, the research and development facilities are located both in Israel and through its wholly-owned U.S. subsidiary, Compugen USA, Inc. ("Compugen Inc.") in South San Francisco, California.

b.
On March 19, 2015, the Company and Kanit Ha'Shalom Investments Ltd. (“Azrieli”) entered into a Lease Agreement (the “Agreement”). Under the terms of the Agreement, the Company will lease approximately 34,000 square feet of office and laboratory space in the Azrieli Holon Business Center which is located in Holon, Israel. The Agreement has a term of ten (10) year and three (3) months commencing December 15, 2015 and the annual rent and asset management fees payments will be approximately $ 850. Notwithstanding, following five (5) year of lease, the Company will be entitled to terminate the Agreement. In the event of such early termination, the Company shall be required to reimburse Azrieli the proportionate part of the leasehold improvement participation funds provided to the Company by Azrieli.